Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2018	2017

Buildings	13,144,328	12,863,535
Machinery	56,482,962	55,256,545
Vehicles	239,137	277,176
Plant and equipment	4,719,918	4,443,682
Software	26,516	81,471
Construction in progress	1,325,444	926,379
	75,938,305	73,848,788
Less: Accumulated depreciation	(31,591,659)	(27,240,599)
Property, plant and equipment, net	44,346,646	46,608,189